INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Balanced Multi-Asset Allocation ETF (PSMB)
Invesco Conservative Multi-Asset Allocation ETF (PSMC)
Invesco Growth Multi-Asset Allocation ETF (PSMG)
Invesco Moderately Conservative Multi-Asset Allocation ETF (PSMM)
(each, a “Fund” and collectively, the “Funds”)
Effective November 1, 2020, the number of shares in a Creation Unit for each Fund will be decreased from 100,000 to 10,000. Therefore, effective November 1, 2020, all references to “100,000 Shares” with respect to the number of shares comprising a Creation Unit of a Fund are removed and replaced with “10,000 Shares.”
Please Retain This Supplement for Future Reference.
P-PS-MAA-PRO-SUP-6 093020

INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 30, 2020 TO THE PROSPECTUSES
DATED FEBRUARY 28, 2020, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco Active U.S. Real Estate ETF (PSR)
(the “Fund”)
Effective November 1, 2020, the number of shares in a Creation Unit for the Fund will be decreased from 50,000 to 10,000. Therefore, effective November 1, 2020, all references to “50,000 Shares,” as applicable, with respect to the number of shares comprising a Creation Unit of the Fund are removed and replaced with “10,000 Shares.”
Please Retain This Supplement for Future Reference.
P-PS-PRO-10-SUP-6 093020